Accounts Receivable - Maturity of Portfolio of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accounts receivables [line items]
Trade and other receivables	$ 121,758	$ 119,839
Financial assets neither past due nor impaired [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	115,685	110,524
Financial assets not impaired [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	118,085	116,100
Financial assets not impaired [member] | Past due 1 to 30 days [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	1,286	711
Financial assets not impaired [member] | Past due 31 to 60 days [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	617	914
Financial assets not impaired [member] | More than 60 days [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	497	3,951
Impaired [member]
Disclosure of accounts receivables [line items]
Trade and other receivables	$ 3,673	$ 3,739